Stock-Based Compensation	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Stock-Based Compensation
Stock-Based Compensation

13.Stock-Based Compensation

As of December 31, 2025 and 2024, the Company has one share-based compensation plan the 2017 Equity Incentive Plan (the “Plan”), which is stockholder approved and permits the grant of stock options to its employees for up to 551,686 shares of common stock. The Company believes that such awards better align the interests of its employees with those of its stockholders. Option awards are generally granted with an exercise price equal to the market price of the Company’s stock at the date of grant. Those option awards generally vest over four years, with the first 25 percent vesting after 12 months of continuous service, and options granted have four-year contractual terms. Certain option awards provide for accelerated vesting if there is a change in control (as defined in the Plan).

The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model that uses the weighted-average assumptions noted in the following table. Expected volatilities are based on historical volatility of the Company’s stock price and historical volatility of comparable public companies. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The compensation cost that has been charged against income for the plan was $1,422 and $620 for the years ended December 31, 2025 and 2024, respectively, and are included in general and administrative expenses.

When calculating the amount of annual compensation expense, the Company has elected not to estimate forfeitures and instead accounts for forfeitures as they occur.

	2025	2024
Average expected life (in years)	3.97	5.79
Risk-free interest rate	3.74%	4.23%
Expected dividend yield	0%	0%
Volatility	39.06%	42.25%
Estimated fair value of options granted	$20.78	$15.42

A summary of option activity under the Plan as of December 31, 2025 and 2024 is presented below:

			Weighted-average	Weighted
	Number of	Weighted-average	Grant-date	Remaining	Aggregate
Options	Options	Exercise Price	Fair Value	Contractual	Intrinsic Value
		(Dollars)	(Dollars)	Term (in Years)	(Dollars)
Outstanding at January 1, 2024	322,495	15.81		4.18	3,515
Granted	150,161	31.56	13.18
Exercised	(14,808)	15.81			325
Forfeited	(5,754)	22.55	10.39
Expired	(61,806)	13.11
Outstanding at December 31, 2024	390,288	38.57		5.60	4,586
Outstanding at January 1, 2025	390,288	38.57		5.60	4,586
Granted	102,974	165.43	20.78
Exercised	(460)	6.86			35
Forfeited	(12,963)	38.97	16.10
Expired	(24,288)	16.43
Outstanding at December 31, 2025	455,551	68.45		5.13	16,456
Vested or expected to vest at December 31, 2024	390,288	38.57		5.60	4,586
Vested or expected to vest at December 31, 2025	455,551	68.45		5.13	16,456
Exercisable at December 31, 2024	238,041	43.59		3.97	3,493
Exercisable at December 31, 2025	323,323	75.23		4.03	12,245

As of December 31, 2025 and 2024 there was $2,676 and $1,896 respectively, of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 2.54 years and 3.00 years as of December 31, 2025 and 2024, respectively.

A summary of unvested shares under the Plan for as of December 31, 2025 and 2024 is presented below:

			Weighted-average	Weighted
	Number of	Weighted-average	Grant-date	Remaining	Aggregate
Unvested Options	Options	Exercise Price	Fair Value	Contractual	Intrinsic Value
		(Dollars)	(Dollars)	Term (in Years)	(Dollars)
Unvested at January 1, 2024	59,259	20.09	8.68
Granted	150,161	31.56	13.18
Vested	(51,419)	21.77	8.91	7.13	823
Forfeited	(5,754)	22.55	10.39
Unvested at December 31, 2024	152,247	30.72	12.97
Unvested at January 1, 2025	152,247	30.72	12.97
Granted	102,974	165.43	20.78
Vested	(110,030)	130.41	7.90	7.90	3,274
Forfeited	(12,963)	38.97	16.10
Unvested at December 31, 2025	132,228	51.87	22.97

Restricted Stock

During the year ended December 31, 2024, the Company granted an additional 24,308 restricted shares. A total of 3,994 shares were vested during the year, with a weighted-average grant-date fair value of $25.43 per share, and 13,708 shares were forfeited. As of January 1, 2025, the Company had 7,731 shares of restricted common stock outstanding, with a weighted-average grant-date fair value of $29.18 per share. During the year ended December 31, 2025, the Company granted an additional 5,300 restricted shares. A total of 7,505 shares were vested during the year ended, with a weighted-average grant-date fair value of $33.71 per share, and 0 shares were forfeited. As of December 31, 2025, 5,526 restricted shares remained outstanding, with a weighted-average grant-date fair value of $31.23 per share. As of December 31, 2025 and 2024, the Company had $112 and $216 of unrecognized compensation expense related to unvested restricted stock awards.

Non plan Stock Options

On August 8, 2022, the Company issued 82,512 common stock options to Ascent Funds International Management as compensation in exchange for consulting services related to the preparation for a potential initial public offering. The options fully vest six weeks after the grant date with an exercise price of $96.95 based on a fixed pre-money valuation of $300,000 and 3,094,378 fully diluted shares at grant date. The options were amended to expire on December 31, 2028 with an option to expire December 31, 2029 with an increase in strike price to $121.19,and may be fully or partially exercised so long as they are fully exercised prior to an initial public offering.